LIQUIDITY AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Capital Management [Abstract]
Capital	$ 92,000	$ 120,000
Decrease in capital due to deconsolidations	28,000
Decrease in capital due to paydowns of corporate debt and bonds and redemption of units and capital securities	2,800
Paydowns of corporate debt and bonds	2,200
Class A Preferred Units, Series 2 redemption	$ 600	$ 0
Percent of debt representing non-recourse mortgages	5.00%